Annual Total Returns - Investor Freedom® 2015 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2015 Portfolio - VIP Investor Freedom 2015 Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	12.10%
Annual Return 2013	14.35%
Annual Return 2014	4.65%
Annual Return 2015	(0.34%)
Annual Return 2016	5.82%
Annual Return 2017	14.99%
Annual Return 2018	(5.02%)
Annual Return 2019	18.24%
Annual Return 2020	13.70%
Annual Return 2021	7.64%